Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents activity in the Partnership's goodwill balance:

	Gas Gathering and Processing Services	Liquid Pipelines and Services	Terminalling Services	Propane Marketing Services	Total
	(in thousands)
Balance at January 1, 2015	$125,974	$137,243	$88,466	$31,335	$383,018
Goodwill acquired during the year	—	—	—	5,806	5,806
Return of purchase price	(7,382)	—	—	—	(7,382)
Impairment charges	(118,592)	(23,574)	—	(6,322)	(148,488)
Balance at December 31, 2015	—	113,669	88,466	30,819	232,954
Impairment charges		—	—	(15,456)	(15,456)
Balance at December 31, 2016	$—	$113,669	$88,466	$15,363	$217,498

Schedule of finite-jived intangible assets
Intangible assets, net, consist of the following:

	December 31,
	2016	2015
	(in thousands)
Gross carrying amount:
Customer relationships	$133,503	$136,030
Customer contracts	95,594	95,594
Dedicated acreage	53,350	53,350
Collaborative arrangements	11,884	11,884
Noncompete agreements	3,423	3,575
Other	751	751
	$298,505	$301,184
Accumulated amortization:
Customer relationships	$(31,471)	$(23,885)
Customer contracts	(33,414)	(24,538)
Dedicated acreage	(4,439)	(2,661)
Collaborative arrangements	(601)	—
Noncompete agreements	(3,086)	(2,664)
Other	(211)	(155)
	$(73,222)	$(53,903)
Net carrying amount:
Customer relationships	$102,032	$112,145
Customer contracts	62,180	71,056
Dedicated acreage	48,911	50,689
Collaborative arrangements	11,283	11,884
Noncompete agreements	337	911
Other	540	596
	$225,283	$247,281